Disclosure of credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade accounts receivable and VAT	$ 7,679	$ 5,395
0 to 30 days [Member]
Statement [Line Items]
Trade accounts receivable and VAT	4,154	2,223
31 to 60 days [Member]
Statement [Line Items]
Trade accounts receivable and VAT	801	1,403
61 to 90 days [Member]
Statement [Line Items]
Trade accounts receivable and VAT	2,170	821
over 90 days [Member]
Statement [Line Items]
Trade accounts receivable and VAT	$ 554	$ 948